BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS
Schedule of borrowings

Borrowings consist of the following at December 31 (dollars in thousands):

	2012	2011

Federal Home Loan Bank fixed rate advances at December 31, 2012 with a weighted average rate of 1.82% maturing in 2013, 2014 and 2016	$35,000	$35,000
USDA Rural Development, fixed-rate note payable, maturing August 24, 2024 interest payable at 1%	925	997

	$35,925	$35,997

Schedule of maturities and principal payments of borrowings outstanding

Maturities and principal payments of borrowings outstanding at December 31, 2012 are as follows (dollars in thousands):

2013	$10,073
2014	10,074
2015	74
2016	15,075
2017	76
Thereafter	553

Total	$35,925